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Segall Bryant & Hamill Colorado Tax Free Fund
Segall Bryant & Hamill Colorado Tax Free Fund
Investment Objective
The Segall Bryant & Hamill Colorado Tax Free Fund (the "Fund") seeks income exempt from both federal and Colorado state personal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Segall Bryant & Hamill Colorado Tax Free Fund - USD ($)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Segall Bryant & Hamill Colorado Tax Free Fund		Retail Class	Institutional Class
Management Fees	[1]	0.35%	0.35%
Distribution (12b-1) Fees		none	none
Shareholder service fee	[2]	0.20%	0.06%
All other expenses		0.17%	0.15%
Other Expenses		0.37%	0.21%
Total Annual Fund Operating Expenses		0.72%	0.56%
Fee Waivers and/or Expense Reimbursements	[3]	(0.07%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	0.65%	0.50%
[1]	Management Fees have been restated to reflect a reduction in the annual percentage rate at which such fees are computed from 0.40% to 0.35% effective May 1, 2020.
[2]	The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. Refer to the "Shareholder Service Fee" section on page 117 of the prospectus.
[3]	From May 1, 2020, until at least April 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.65% and 0.50% for the Fund's Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2021, without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Segall Bryant & Hamill Colorado Tax Free Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	66	223	394	888
Institutional Class	51	173	307	696

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund

●	The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the three highest investment-grade categories at the time of purchase by one or more nationally recognized rating agencies such as Moody's or Standard & Poor's ("Rating Agencies").
●	Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in securities, the income from which is exempt from both federal and Colorado state income tax.
●	Under normal circumstances, a minimum of 80% of the portfolio will be rated investment-grade at the time of purchase.
●	The Fund may invest up to twenty percent (20%) of its total assets in municipal bonds rated below investment grade.
●	The Fund may invest in unrated bonds. The portfolio management team determines the comparable quality of such instruments to determine if they meet the Fund's rating requirements.
●	The Fund may also invest in interest rate futures to vary the Fund's average-weighted effective maturity based on the portfolio management team's forecast of interest rates.
●	The team researches the financial condition of various counties, public projects, school districts, and taxing authorities to seek to fully understand the issuer's ability to generate revenues or levy taxes in order to meet its obligations.
●	Given the Fund's tax-exempt focus, the team also strives to maintain a low portfolio turnover in an effort to minimize the Fund's capital gain distributions.
●	In addition, the team generally avoids investing in municipal bonds that are subject to the Alternative Minimum Tax but may do so if they believe they provide sufficient relative value.
●	The team seeks to purchase securities from many areas of Colorado to reduce the economic risk to the portfolio from any particular local economy within the state.
●	The team also considers an issuer's environmental, social, and corporate governance (ESG) practices.
●	Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Principal Risks of Investing in the Fund

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

●	State Specific Risk: The Fund is subject to the risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds, such as a national tax-exempt fund.
●	Municipal Securities Risk: The Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. The securities in which the Fund invests may not be guaranteed by the United States government or supported by the full faith and credit of the United States.
●	Credit Risk: An issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund's portfolio could fall.
●	Fixed Income Securities Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund's income may decline due to a decrease in interest rates.
●	Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the market. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.
●	Portfolio Management Risk: The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
●	Tax Risks: The Fund may be adversely impacted by changes in tax rates, tax laws and tax policies. Distributions from the Fund may be taxable. The qualification of bonds owned by the Fund as tax-exempt may be challenged by the IRS or by a state taxing authority because of interpretations by taxing authorities or noncompliant conduct of a municipality, and/or may be adversely affected by future legislative, administrative or judicial activity. In addition, a portion of the Fund's otherwise tax-exempt dividends may be taxable to shareholders that are subject to the alternative minimum tax.
●	Non-Diversification Risk: The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado, and as such, must be considered as being backed by the same entity. Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.
●	Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund's net asset value ("NAV") will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.
●	Extension Risk: The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.
●	Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund's share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.
●	Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as "junk" bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.
●	Liquidity Risk: The Fund is subject to additional risks in that it may invest in high yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. This could in turn negatively impact the value of the Fund's portfolio.
●	Municipal Securities Insurance Risk: Municipal securities insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue.
●	Derivatives Risk: The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.
●	Interest Rate Futures Risk: Interest rate futures are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Bar Chart and Performance Tables

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year, and by showing how the Fund's average annual returns for one, five, and ten years for both the Retail Class and the Institutional Class compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 9/30/2011 3.34%	Lowest Quarterly Return: 12/31/2010 (3.65)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2019)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Segall Bryant & Hamill Colorado Tax Free Fund		1 Year	5 Years	10 Years
Retail Class		6.62%	3.04%	3.57%
Retail Class | After Taxes on Distributions		6.44%	2.94%	3.51%
Retail Class | After Taxes on Distributions and Sales		5.02%	2.91%	3.42%
Institutional Class	[1]	6.80%	3.15%	3.62%
Bloomberg Barclays U.S. 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		6.44%	3.01%	3.66%
Barclays U.S. 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		7.70%	3.68%	4.64%
[1]	Institutional Class started on April 29, 2016. The performance figures for Institutional Class include the performance for Retail Class for the periods prior to the start date of the Institutional Class. The Institutional Class performance has not been adjusted to reflect the lower fees and expenses of the Institutional Class because (1) the Retail Class represent interests in the same portfolio of securities; and (2) the fees and expenses of the Institutional Class are lower than the Retail Class.